Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of adjusted EBITA and a reconciliation from the segment adjusted EBITA to total operating profit (loss) and total depreciation expenses of property and equipment and right-of-use assets by segment

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
China Mobility	125,930,620	175,033,586	185,740,797
International	5,863,123	7,842,151	11,042,880
Other Initiatives	8,997,940	9,504,181	10,014,954
Total segment revenues	140,791,683	192,379,918	206,798,631
Adjusted EBITA:
China Mobility	(1,397,535)	5,321,865	9,183,062
International	(4,013,873)	(2,301,074)	(1,846,299)
Other Initiatives	(7,211,948)	(5,105,757)	(3,009,629)
Total Adjusted EBITA	(12,623,356)	(2,084,966)	4,327,134
Share‑based compensation expenses	(3,446,898)	(2,589,593)	(2,252,738)
Amortization of intangible assets(i)	(1,631,280)	(1,003,282)	(138,831)
Gain or loss from the disposal or deemed disposal of subsidiaries	—	2,839,384	6,874
Total operating profit (loss)	(17,701,534)	(2,838,457)	1,942,439
(i)	Amortization expenses in connection with business combinations were RMB1,561,239, RMB948,384 and RMB86,826 for the years ended December 31, 2022, 2023 and 2024, respectively.

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

China Mobility	550,738	563,496	413,152
International	167,771	160,594	171,012
Other Initiatives	3,450,016	3,097,835	2,442,072
Total depreciation of property and equipment and right-of-use assets	4,168,525	3,821,925	3,026,236